Taxes Payable (Details) - Schedule of Taxes Payable - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Taxes Payable [Abstract]
Corporate income tax	$ 3,412,916	$ 3,495,646
Value-added tax (“VAT”)	702,401	828,488
Related surcharges on VAT payable	58	108
IIT	174	702
Other tax	1,972	2,238
Total taxes payable	$ 4,117,521	$ 4,327,182